CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
OPERATING ACTIVITIES
Loss before income tax for the year	$ (432)	¥ (3,160)	¥ (10,512)	¥ (16,432)
From continuing operations	(432)	(3,160)	(8,337)	(23,338)
From discontinued operations			(2,175)	6,906
Adjustments for:
Interest expenses	1	6	1,977	4,015
Interest income			(4,013)	(6,883)
Gain on disposal of property, plant and equipment	(1)	(2)		(5)
Consultants share-based payment expenses	17	125	3,074	16,152
Expenses related to issuance of shares	186	1,354
Fair value loss/(gain) on financial instruments, net	(548)	(3,996)	(847)	(1,007)
Depreciation of property, plant and equipment	1	4	100	304
Depreciation of right-of-use assets	47	346	1,050	1,413
Amortization of intangible assets			460	813
Impairment losses/(reversal) on trade receivables			383	(3,989)
Impairment losses on contract assets			3,545	171
Impairment losses on other receivables			6,003	2,745
Impairment reversal on amounts due from related companies
Changes in working capital
Inventories			(182)	257
Trade and bills receivables			(4,406)	(10,764)
Contract assets			(1,550)	(5,165)
Prepayments	(19)	(136)	765	504
Other receivables	(2)	(14)	18	321
Other current assets				1,829
Trade payables	25	180	1,297	(792)
Other payables and accruals	(300)	(2,124)	5,749	3,280
Provisions			(494)	494
Cash (used in)/from operations	(1,025)	(7,417)	14,329	(12,739)
Income tax paid			(1,001)	(47)
Net cash flows (used in)/from operating activities	(1,025)	(7,417)	13,328	(12,786)
INVESTING ACTIVITIES
Interest received				7,291
Proceed from disposal of property, plant and equipment	1	5
Purchase of property, plant and equipment	(1)	(4)	(12)	(17)
Purchase of intangible assets				(5)
Prepayment for right-of-use assets				(228)
Purchase of structured deposit products
Disposal of property, plant and equipment				9
Disposal of a subsidiary
Loan to an unrelated company
Repayment from loans due from related companies
Proceeds from maturity of structured deposit products
Expenditures on mine development			(1,042)
Net cash flows from /(used in) investing activities		1	(1,054)	7,050
FINANCING ACTIVITIES
Repayments of bank loans			(1,500)	(3,000)
Advances from related companies	177	1,292	3,932
Repayment to related companies	432	(3,150)		(2,765)
Repayment to related companies	(432)	3,150		2,765
Advances from Shareholder	946	6,898
Repayments to the Shareholder	(1,083)	(7,892)		(6,885)
Payment of principal portion of lease liabilities	(53)	(373)	(925)	(1,120)
Payment of interest expenses on lease liabilities	(1)	(6)	(99)	(133)
Net proceed from issuance of shares	2,516	18,342
Dividends paid to non-controlling shareholders
Dividends paid to former non-controlling shareholders				(5,048)
Net cash outflow for the distribution of CHNR's 100% equity interest of PSTT			(37,460)
Interest paid			(1,878)	(3,882)
Net cash flows used in financing activities	2,070	15,111	(37,930)	(22,833)
NET INCREASE/ (DECREASE) IN CASH AND CASH EQUIVALENTS	1,045	7,695	(25,656)	(28,569)
NET FOREIGN EXCHANGE DIFFERENCE	(1,294)	(9,366)	(1,286)	1,905
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	671	4,753	31,695	58,359
CASH AND CASH EQUIVALENTS AT END OF YEAR	422	3,082	4,753	31,695
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances attributable to continued operations	422	3,082	4,753	6,040
Cash, bank balances and short-term deposits attributable to discontinued operations				25,655
Cash and cash equivalents as stated in the statement of cash flows	$ 422	¥ 3,082	¥ 4,753	¥ 31,695